SCHEDULE OF BUSINESS ACQUISITION PRO FORMA (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Net Revenues	$ 6,836,459	$ 19,659,386	$ 27,755,762	$ 12,963,692
Net Income (Loss) Available to Common Shareholders	$ (174,603)	$ (23,258,834)	$ 5,233,967	$ (115,372,857)
Net Basic Earnings (Loss) per Share	$ (0.04)	$ (3.00)	$ 1.08	$ (24.80)
Net Diluted Earnings (Loss) per Share	$ (0.04)	$ (3.00)	$ 0.64	$ (24.80)